401(K) Retirement Savings Plan	5 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
401(K) Retirement Savings Plan [Abstract]
401(k) RETIREMENT SAVINGS PLAN

NOTE 11 – 401(k) RETIREMENT SAVINGS PLAN

The Company sponsors a 401(k) defined contribution plan covering eligible employees who elect to participate. The Company is allowed to make discretionary profit sharing and 401(k) matching contributions as defined in the plan and as approved by the board of directors. The Company’s contributions for the period from February 14, 2024 through June 30, 2024, was $23,760 and Predecessor contributions during the period from January 1, 2024 through February 13, 2024 was $0. The Company’s contributions for the three-months ended June 30, 2024 was $15,907. The Predecessor made no contributions in the three- or six-months ended June 30, 2023.

NOTE 13 – 401(k) RETIREMENT SAVINGS PLAN

The Company sponsors a 401(k) defined contribution plan covering eligible employees who elect to participate. The Company is allowed to make discretionary profit sharing and 401(k) matching contributions as defined in the plan and as approved by the Board of Directors. The Company made $63,344 and $139,804 contributions during 2023 and 2022, respectively.